SEC. File Nos. 2-12967
                                                        811-5085

                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-1A
                       Registration Statement
                               Under
                     the Securities Act of 1933
                   Post-Effective Amendment No. 12
                                and
                       Registration Statement
                               Under
                 The Investment Company Act of 1940
                          Amendment No. 14

                  CAPITAL  INCOME  BUILDER,  INC.
         (Exact Name of Registrant as specified in charter)
                       333 South Hope Street
                   Los Angeles, California 90071
              (Address of principal executive offices)

       Registrant's telephone number, including area code:
                          (213) 486-9200


                          Vincent P. Corti
              Capital Research and Management Company
                        333 South Hope Street
                    Los Angeles, California 90071
              (name and address of agent for service)


                            Copies to:
                   MICHAEL  J. FAIRCLOUGH, ESQ.
                       O'Melveny & Myers LLP
                       400 South Hope Street
                  Los Angeles, California  90071
                   (Counsel for the Registrant)

Title of Securities being Registered: Shares of Capital Stock ($0.01 par value)
                 Approximate date of proposed public offering:

It is proposed that this filing become effective on January 2, 1998, pursuant to paragraph (b) of rule 485.

CAPITAL INCOME BUILDER, INC.
CROSS REFERENCE SHEET

ITEM NUMBER OF

PART "A" OF FORM N-1A                       CAPTIONS IN PROSPECTUS (PART "A")

1.     Cover Page                           Cover Page

2.     Synopsis                             Expenses

3.     Condensed Financial Information      Financial Highlights; Investment Results

4.     General Description of Registrant    Investment Policies and Risks; Securities and

                                            Investment Techniques; Multiple Portfolio Counselor

                                            System; Fund Organization and Management

5.     Management of the Fund               Expenses; Financial Highlights; Securities and

                                            Investment Techniques; Multiple Portfolio Counselor

                                            System; Fund Organization and Management

6.     Capital Stock and Other Securities   Investment Policies and Risks; Securities and

                                            Investment Techniques; Dividends, Distributions and

                                            Taxes; Fund Organization and Management

7.     Purchase of Securities Being Offered   Purchasing Shares; Fund Organization and

                                            Management; Shareholder Services

8.     Redemption or Repurchase             Selling Shares

9.     Legal Proceedings                    N/A



ITEM NUMBER OF                              CAPTIONS IN STATEMENT OF

PART "B" OF FORM N-1A                       ADDITIONAL INFORMATION (PART "B")

10.    Cover Page                           Cover

11.    Table of Contents                    Table of Contents

12.    General Information and History      Fund Organization and Management (Part "A")

13.    Investment Objectives and Policies   Securities and Investment Techniques (Part "A");

                                            Description of Securities and Investment Techniques;

                                            Investment Restrictions

14.    Management of Registrant             Fund Directors and Officers; Management

15.    Control Persons and Principal        Holders of Securities

                                            Fund Directors and Officers

16.    Investment Advisory and Other Services   Management; Fund Organization and Management (Part

                                            "A"); General Information

17.    Brokerage Allocation and Other Practices   Execution of Portfolio Transactions

18.    Capital Stock and Other Securities   N/A

19.    Purchase, Redemption and Pricing     Purchase of Shares; Purchasing Shares (Part "A");

       of Securities Being Offered          Shareholder Account Services and Privileges;

                                            Redeeming Shares

20.    Tax Status                           Dividends, Distributions and Federal Taxes

21.    Underwriter                          Management -- Principal Underwriter

22.    Calculation of Performance Data      Investment Results

23.    Financial Statements                 Financial Statements



ITEM IN PART "C"

24.    Financial Statements and Exhibits

25.    Persons Controlled by or Under Common

       Control with Registrant

26.    Number of Holders of Securities

27.    Indemnification

28.    Business and Other Connections of

       Investment Adviser

29.    Principal Holders

30.    Location of Accounts and Records

31.    Management Services

32.    Undertakings

       Signature Page



                            The American Funds Logo

--------------------------------------------------------------------------------

                                 Capital Income
                                    Builder
                                   Prospectus

                                JANUARY 2, 1998

CAPITAL INCOME BUILDER, INC.
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                         3
 .................................................................
Financial Highlights             4
 .................................................................
Investment Policies and Risks    5
 .................................................................
Securities and Investment
Techniques                       5
 .................................................................
Multiple Portfolio Counselor
System                           9
Investment Results              10
 .................................................................
Dividends, Distributions and
Taxes                           11
 .................................................................
Fund Organization and
Management                      12
 .................................................................
Shareholder Services            15

--------------------------------------------------------------------------------

The fund strives to accomplish two primary investment objectives -- 1) to provide to shareholders a level of current income which exceeds the average yield on U.S. stocks generally and 2) to provide to shareholders a growing stream of income over the years. Secondarily, the fund will seek growth of capital. The fund will invest in a diversified portfolio of securities that include common stocks and fixed-income securities. Up to 40% of the fund's assets may be invested in non-U.S. securities.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

12-010-0198

--------------------------------------------------------------------------------
EXPENSES
The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Operating expenses are paid by the fund.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                          5.75%
 .....................................................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------

Management fees                                            0.31%
 .....................................................................................................................
12b-1 expenses                                             0.23%(1)
 .....................................................................................................................
Other expenses                                             0.11%
 .....................................................................................................................
Total fund operating expenses                              0.65%

(1) 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                     $  64
 .....................................................................................................................
Three years                                                  $  77
 .....................................................................................................................
Five years                                                   $  92
 .....................................................................................................................
Ten years                                                    $ 134

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

                                        CAPITAL INCOME BUILDER / PROSPECTUS    3

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

PER-SHARE DATA AND RATIOS

                                                       YEAR ENDED OCTOBER 31
                                                    ---------------------------
                      1997     1996     1995     1994     1993     1992     1991     1990     1989      1988
                     -----------------------------------------------------------------------------------------
Net asset value,
beginning of year     $39.70   $36.27   $32.68   $34.42   $30.77   $28.67   $23.37   $25.05   $22.63    $21.22
--------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                  1.74     1.95     1.69     1.73     1.53     1.44     1.37     1.39     1.30      1.15
 .....................................................................................................................
Net realized and
unrealized gain
(loss) on
investments             7.20     3.92     3.69    (1.62)    3.76     2.33     5.39    (1.76)    2.41      1.41
 .....................................................................................................................
Total income from
investment
operations              8.94     5.87     5.38      .11     5.29     3.77     6.76     (.37)    3.71      2.56
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income      (1.77)   (1.94)   (1.69)   (1.73)   (1.53)   (1.44)   (1.46)   (1.31)   (1.29)    (1.15)
 .....................................................................................................................
Distributions from
net realized gains      (.73)    (.50)    (.10)    (.12)    (.11)    (.23)      --       --       --        --
 .....................................................................................................................
Total distributions    (2.50)   (2.44)   (1.79)   (1.85)   (1.64)   (1.67)   (1.46)   (1.31)   (1.29)    (1.15)
 .....................................................................................................................
Net asset value,
end of year           $46.14   $39.70   $36.27   $32.68   $34.42   $30.77   $28.67   $23.37   $25.05    $22.63
--------------------------------------------------------------------------------------------------------------
Total return(1)       23.16%   16.76%   16.98%     .47%   17.58%   13.46%   29.27%   (1.62%)  16.74%    12.27%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets,
end of year
(in millions)         $7,301   $5,418   $4,533   $3,629   $2,826   $1,203     $563     $206     $195      $126
 .....................................................................................................................
Ratio of expenses to
average net assets      .65%     .71%     .72%     .73%     .72%     .81%     .98%    1.01%    1.11%     1.16%
 .....................................................................................................................
Ratio of net income
to average net
assets                 4.04%    5.19%    4.96%    5.29%    4.69%    4.71%    5.09%    5.70%    5.44%     5.24%
 .....................................................................................................................
Average commissions
paid per share(2)      1.89c    2.20c    2.10c    3.63c    2.90c    2.48c    5.32c    3.44c    4.07c     6.39c
 .....................................................................................................................
Portfolio turnover
rate                  27.65%   27.56%   18.06%   36.19%   11.22%   16.57%   13.99%   24.68%   16.30%    35.88%
--------------------------------------------------------------------------------------------------------------

(1) Excludes maximum sales charge of 5.75%.
(2) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

  4   CAPITAL INCOME BUILDER / PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
The fund is an equity-income mutual fund that strives tp accomplishm two primary investment objectives -- 1) to provide to shareholders a level of current income which exceeds the average yield on U.S. stocks generally, using as a measure the yield on the Standard & Poor's 500 Stock Composite Index and 2) to provide to shareholders a growing stream of income over the years. Secondarily, the fund will seek growth of capital, in the sense that achieving the objective of growing income implies that the fund will also, over time, achieve significant capital growth.

The fund will invest in a diversified portfolio of securities that includes common stocks and fixed-income securities including preferred stocks and securities convertible into common stocks. Normally at least 50% of its total assets will be invested in common stocks. Under normal market conditions, at least 90% of the fund's portfolio will be invested in income-producing securities. Up to 40% of the fund's assets may be invested in securities of issuers that are domiciled outside the U.S. (which are generally denominated in currencies other than the U.S. dollar), although there is no requirement that the fund maintain investments in these securities. The fund may invest in notes and bonds issued by governments, their agencies or instrumentalities or corporations in which the principal value and interest payments vary with the rate of inflation. In addition, the fund may invest in certain pass-through securities, smaller capitalization stocks, and cash and cash equivalents. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

Investment limitations are considered at the time securities are purchased. These limits are based on the fund's net assets unless otherwise indicated. The fund's fundamental investment restrictions (described in the statement of additional information) and objectives may not be changed without shareholder approval.

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVES DUE TO MARKET CONDITIONS AND OTHER FACTORS. IN ADDITION, THE FUND MAY EXPERIENCE DIFFICULTY LIQUIDATING CERTAIN PORTFOLIO SECURITIES DURING SIGNIFICANT MARKET DECLINES OR PERIODS OF HEAVY REDEMPTIONS.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

                                        CAPITAL INCOME BUILDER / PROSPECTUS    5

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest up to 5% of its total assets in debt securities rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The fund's investments in debt securities outside the U.S. will principally be in securities issued or guaranteed as to principal and interest by governments or their agencies or instrumentalities or by multinational agencies.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

U.S. GOVERNMENT SECURITIES

Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

  6   CAPITAL INCOME BUILDER / PROSPECTUS

INVESTING IN VARIOUS COUNTRIES

The fund has the flexibility to invest outside the U.S. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; expropriation or confiscatory taxation; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CURRENCY TRANSACTIONS

The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to hedge against changes in currency exchange rates. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of currency. The fund will not generally attempt to protect against all potential changes in exchange rates.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund sells such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

                                        CAPITAL INCOME BUILDER / PROSPECTUS    7

RESTRICTED SECURITIES AND LIQUIDITY

The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

  8   CAPITAL INCOME BUILDER / PROSPECTUS

--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for the fund are listed below.

                                                                           YEARS OF EXPERIENCE AS
                                                                           INVESTMENT PROFESSIONAL
                                                                                (APPROXIMATE)
                                                                         ---------------------------
                                                                         WITH CAPITAL
    PORTFOLIO                                   YEARS OF EXPERIENCE      RESEARCH AND
    COUNSELORS                                 AS PORTFOLIO COUNSELOR     MANAGEMENT
   FOR CAPITAL                                   FOR CAPITAL INCOME       COMPANY OR
      INCOME                                          BUILDER                ITS
     BUILDER            PRIMARY TITLE(S)           (APPROXIMATE)          AFFILIATES     TOTAL YEARS
 ---------------------------------------------------------------------------------------------------
 JAMES B.            President and Director    9 years                   16 years        16 years
 LOVELACE            of the fund; Senior
                     Vice President,
                     Capital Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
 JON B. LOVELACE     Vice Chairman of the      10 years (since the       46 years        46 years
                     Board of the fund;        fund began operations)
                     Vice Chairman of the
                     Board, Capital
                     Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
 JANET A.            Senior Vice President     10 years (since the       16 years        22 years
 MCKINLEY            of the fund; Director,    fund began operations)
                     Capital Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
 WILLIAM R.          Senior Vice President     10 years (since the       28 years        35 years
 GRIMSLEY            and Director, Capital     fund began operations)
                     Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
 THIERRY             Director, Capital         10 years (since the       35 years        35 years
 VANDEVENTER         Research and              fund began operations)
                     Management Company
 ---------------------------------------------------------------------------------------------------
   The fund began operations on July 30, 1987.

                                        CAPITAL INCOME BUILDER / PROSPECTUS    9

--------------------------------------------------------------------------------
INVESTMENT RESULTS
The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD refers to the income the fund expects to earn based on its current portfolio over a given period of time, expressed as an annual percentage rate. Because yield is calculated using a formula mandated by the Securities and Exchange Commission, this yield may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the most recent quarterly dividend and dividing by the average price per share over the last 3 months.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

                                           THE FUND         THE FUND
                                            AT NET         AT MAXIMUM
             AVERAGE ANNUAL                 ASSET             SALES           S&P
             TOTAL RETURNS:                VALUE(1)        CHARGE(1,2)       500(3)
------------------------------------------------------------------------------------
One year                                    29.72%            22.25%          40.40%
 .....................................................................................................................
Five years                                  14.78%            13.43%          20.73%
 .....................................................................................................................
Ten years                                   13.75%            13.08%          14.72%
 .....................................................................................................................
Lifetime(4)                                 13.56%            12.90%          14.66%
------------------------------------------------------------------------------------

Yield(1,2): 3.55%
Distribution Rate(2): 3.93%

(1) These fund results were calculated according to a standard formula that is required for all stock and bond funds.
(2) The maximum sales charge has been deducted.
(3) The Standard & Poor's 500 Index represents stocks. This index in unmanaged and does not reflect sales charges, commissions or expenses.
(4) The fund began investment operations on July 30, 1987.

  10   CAPITAL INCOME BUILDER / PROSPECTUS

                                                                            .
                                                                            .

  Here are the fund's annual total returns calculated without a sales charge.
          This information is being supplied on a calendar year basis.

[bar chart]
'88'                          12.45
'89'                          19.98
'90'                          3.89
'91'                          25.7
'92'                          10
'93'                          15.28
'94'                          -2.26
'95'                          25.05
'96'                          17.64
[end bar chart]
Past results are not an indication of future results.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and usually distributes such accrued dividends to shareholders in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

                                       CAPITAL INCOME BUILDER / PROSPECTUS    11

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation in 1987. All fund operations are supervised by the fund's board of directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

  12   CAPITAL INCOME BUILDER / PROSPECTUS

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a management fee, which may not exceed 0.24% of the fund's average net assets annually and declines at certain asset levels, and 3% of the fund's gross investment income. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the last fiscal year is discussed earlier under "Expenses." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying other types of sales loads.

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers

                                       CAPITAL INCOME BUILDER / PROSPECTUS    13
except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                                      MAP

    WESTERN SERVICE        WESTERN CENTRAL        EASTERN CENTRAL          EASTERN SERVICE
      CENTER               SERVICE CENTER         SERVICE CENTER           CENTER
    American Funds         American Funds         American Funds           American Funds
    Service Company        Service Company        Service Company          Service Company
    P.O. Box 2205          P.O. Box 659522        P.O. Box 6007            P.O. Box 2280
    Brea, California       San Antonio, Texas     Indianapolis, Indiana    Norfolk, Virginia
    92822-2205             78265-9522             46206-6007               23501-2280
    Fax: 714/671-7080      Fax: 210/530-4050      Fax: 317/735-6620        Fax: 804/670-4773

  14   CAPITAL INCOME BUILDER / PROSPECTUS

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.

--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below, subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

                                       CAPITAL INCOME BUILDER / PROSPECTUS    15

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group, generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R), by computer using American FundsLine OnLine(SM) (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account, and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account...................................   $ 1,000
     For a retirement plan account........................   $   250
     For a retirement plan account through payroll           $    25
       deduction..........................................
To add to an account......................................   $    50
     For a retirement plan account........................   $    25

  16   CAPITAL INCOME BUILDER / PROSPECTUS

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.


                                      SALES CHARGE AS A
                                        PERCENTAGE OF              DEALER
                                  -------------------------  NET CONCESSION AS
                                   OFFERING        AMOUNT       % OF OFFERING
           INVESTMENT               PRICE         INVESTED          PRICE
-----------------------------------------------------------------------------
Less than $50,000                      5.75%          6.10%           5.00%
 .....................................................................................................................
$50,000 but less than $100,000         4.50%          4.71%           3.75%
 .....................................................................................................................
$100,000 but less than $250,000        3.50%          3.63%           2.75%
 .....................................................................................................................
$250,000 but less than $500,000        2.50%          2.56%           2.00%
 .....................................................................................................................
$500,000 but less than $1 million      2.00%          2.04%           1.60%
 .....................................................................................................................
$1 million or more and certain
other investments described below  see below      see below       see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. American Funds Distributors currently provides additional compensation to the top 100 dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

                                       CAPITAL INCOME BUILDER / PROSPECTUS    17

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges that may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

  18   CAPITAL INCOME BUILDER / PROSPECTUS

--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLine(SM) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLine(SM), or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association, or credit union that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

                                       CAPITAL INCOME BUILDER / PROSPECTUS    19

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.

--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access The American Funds Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) or American FundsLine OnLine(SM)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

  20   CAPITAL INCOME BUILDER / PROSPECTUS

NOTES

                                       CAPITAL INCOME BUILDER / PROSPECTUS    21

NOTES

  22   CAPITAL INCOME BUILDER / PROSPECTUS

NOTES

                                       CAPITAL INCOME BUILDER / PROSPECTUS    23

  FOR SHAREHOLDER SERVICES    FOR RETIREMENT PLAN    FOR DEALER SERVICES
  American Funds              SERVICES               American Funds
  Service Company             Call your employer     Distributors
  800/421-0180 ext. 1         or plan                800/421-9900 ext. 11
                              administrator

                      FOR 24-HOUR INFORMATION

                 American          American Funds
                 FundsLine(R)      Internet Web site
                 800/325-3590      http://www.americanfunds.com

  Telephone conversations may be recorded or monitored for
  verification, recordkeeping and quality assurance purposes.
  ---------------------------------------------------------------
  MULTIPLE TRANSLATIONS

  This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
  ---------------------------------------------------------------
                      OTHER FUND INFORMATION

  ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

  Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountants' report (in the annual report).

  STATEMENT OF ADDITIONAL INFORMATION (SAI)

  Contains more detailed information on all aspects of the fund, including the fund's financial statements.
  A current SAI has been filed with the Securities and Exchange
  Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

  CODE OF ETHICS

  Includes a description of the fund's personal investing policy.
  To request a free copy of any of the documents above:

  Call American                    Write to the Secretary
  Funds                  or        of the fund
  Service Company                  333 South Hope Street
  800/421-0180 ext. 1              Los Angeles, CA 90071

This prospectus has been printed on recycled paper.        [LOGO]

  24   CAPITAL INCOME BUILDER / PROSPECTUS

                        CAPITAL  INCOME  BUILDER,  INC.

                                      Part B
                       Statement of Additional Information

                                JANUARY 2, 1998

This document is not a prospectus but should be read in conjunction with the current Prospectus of Capital Income Builder, Inc. (the fund or CIB) dated January 2, 1998. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

Capital Income Builder, Inc.
Attention:  Secretary
333 South Hope Street
Los Angeles, CA  90071
(213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

ITEM                                                         PAGE NO.



Description of Securities and Investment Techniques
                                                             1

Certain Risk Factors Relating to High-Yield Bonds
                                                             5

Investment Restrictions
                                                             5

Fund Directors and Officers
                                                             8

Management
                                                             12

Dividends, Distributions and Federal Taxes
                                                             14

Purchase of Shares
                                                             17

Redeeming Shares                                             23

Shareholder Account Services and Privileges
                                                             24

Execution of Portfolio Transactions
                                                             26

General Information
                                                             27

Investment Results
                                                             28

Description of Commercial Paper and Bond Ratings
                                                             32

Financial Statements                                         Attached


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT POLICIES AND RISKS."

CURRENCY TRANSACTIONS -- The fund may enter into forward currency contracts ("forward contracts") in connection with its investments in securities of non-U.S. issuers. A forward contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The fund engages in forward contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The fund might sell a particular currency forward, for example, when it wanted to hold securities denominated in that currency but anticipated, and wished to be protected against, a decline in the currency against the U.S. dollar. Similarly it might purchase a currency forward to "lock in" the U.S. dollar price of securities denominated in that currency which it anticipated purchasing. Although forward contracts typically will involve the purchase and sale of a non-U.S. currency against the U.S. dollar, the fund also may purchase or sell one non-U.S. currency forward against another non-U.S. currency.

PORTFOLIO TRADING -- The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser") believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described below.

LOANS OF PORTFOLIO SECURITIES -- Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of one-third of the value of its total assets, measured at the time any such loan is made.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities for which payment and delivery for the securities take place at a future date. When the fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement or purchase. When the fund sells such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

The fund also may enter into "roll" transactions, which is the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act").

Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price.

The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collareral securing the repurchase agreement has declined and may occur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities do not affect the rights of borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.

"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

MATURITY -- There are no restrictions on the maturity composition of the portfolio. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The fund may invest in securities with interest rates that are not fixed but fluctuate based upon changes in market rates or designated indexes. Variable rate obligations have interest rates that are adjusted at designated intervals, and interest rates on floating rate obligations are adjusted whenever there are exchanges in the indexes or market rates on which their interest rates are based. In some cases the fund has the ability to demand payment from the dealer or issuer at par plus accrued interest on short notice (seven days or less). The effective maturity of a floating or variable rate obligation is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not sold or redeemed by the fund through the demand feature, these obligations would mature on a specified date which may range up to 30 years or more from the date of issuance.

               CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS

The fund is currently authorized to invest up to 5% of its assets in bonds rated Ba by Moody's Investors Service, Inc. and BB by Standard and Poor's Corporation or below (or unrated but determined to be equivalent by the Investment Adviser). Certain risk factors relating to investing in below investment grade securities ("high-yield, high-risk bonds") are discussed below.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as it will with all bonds.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

                            INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined within the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that the fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer; except that, as to 25% of the fund's total assets, up to 10% of its total assets may be invested in securities issued or guaranteed as to payment of interest and principal by a foreign government or its agencies or instrumentalities or by a multinational agency;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3. Invest in companies for the purpose of exercising control or management;

4. Knowingly purchase securities of other management investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

6. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the fund's total assets;

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

8. Make loans, except that the fund may purchase debt securities, enter into repurchase agreements and make loans of portfolio securities;

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

13. Purchase or retain the securities of any issuer, if those individual officers and Directors of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

16. Write, purchase or sell put options, call options or combinations thereof;

A further investment policy of the fund, which may be changed by action of the Board of Directors without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

With respect to investment restriction number 2, in determining industry classifications for issuers domiciled outside the U.S., the fund will use reasonable classifications that are not so broad that the primary economic characteristic of the companies in a single class is materially different. The fund will determine such classifications of issuers domiciled outside the U.S. based on the issuer's principal or major business activities.

Notwithstanding investment restriction number 4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.
                          FUND DIRECTORS AND OFFICERS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME, ADDRESS   POSITION WITH   PRINCIPAL OCCUPATION(S) DURING      AGGREGATE               TOTAL COMPENSATION      TOTAL NUMBER
AND AGE         REGISTRANT      PAST 5 YEARS (POSITIONS WITHIN THE  COMPENSATION            (INCLUDING VOLUNTARILY  OF FUND
                                ORGANIZATIONS LISTED MAY HAVE       (INCLUDING VOLUNTARILY  DEFERRED                BOARDS ON
                                CHANGED DURING THIS PERIOD)         DEFERRED                COMPENSATION/1/) FROM   WHICH
                                                                    COMPENSATION/1/)        ALL FUNDS MANAGED BY    DIRECTOR
                                                                    FROM THE FUND DURING    CAPITAL RESEARCH AND    SERVES
                                                                    FISCAL YEAR ENDED       MANAGEMENT
                                                                    10/31/97                COMPANY/2/ FOR THE YEAR
                                                                                            ENDED 10/31/97

H. Frederick Christie   Director   Private investor; former President and    $16,312        $166,300                18
P.O. Box 144                       Chief Executive Officer, The Mission
Palos Verdes Estates, CA  90274    Group (non-utility holding company,
Age:  64                           subsidiary of Southern California
                                   Edison Company)

+  Paul G. Haaga, Jr.   Chairman   Executive Vice President and              None/4/        None/4/                 14
333 South Hope Street   of the     Director, Capital Research and
Los Angeles, CA  90071  Board      Management Company
Age:  49

Mary Myers Kauppila     Director   Founder and President, Energy             $17,500/3/     $88,400/3/               4
One Winthrop Square                Investment, Inc.
Boston, MA  02110
Age:  43

+  James B. Lovelace    President   Senior Vice President, Capital           None/4/        None/4/                  1
333 South Hope Street   and         Research and Management Company
Los Angeles, CA  90071  Director
Age:  41

+  Jon B. Lovelace      Vice        Vice Chairman of the Board, Capital      None/4/        None/4/                  4
333 South Hope Street   Chairman    Research and Management Company
Los Angeles, CA  90071  of the Board
Age:  70

Gail L. Neale           Director     President, The Lovejoy Consulting       $17,100/3/     $56,500/3/               4
The Lovejoy Consulting Group         Group, Inc.; former Executive Vice
154 Prospect Parkway                 President of the Salzburg Seminar;
Burlington, VT  05401                former Director of Development and
Age:  62                             the Capital Campaign, Hampshire
                                     College

Robert J. O'Neill       Director     Chichele Professor of the History of    $18,000        $39,700                  3
Vine Cottage                         War and Fellow, All Souls College,
Whitney, OXON                        University of Oxford
United Kingdom
Age:  61

Donald E. Petersen      Director     Retired; former Chairman of the         $17,100/3/     $71,050/3/               4
255 East Brown                       Board and Chief Executive Officer,
Birmingham, MI  48009                Ford Motor Company
Age:  71

Stefanie Powers         Director     Actor; President, William Holden        $0/5/          $0/5/                    2
2661 Hutton Drive                    Wildlife Foundation
Beverly Hills, CA  90210
Age:  55

Frank Stanton           Director     President Emeritus, CBS Inc.;           $18,400        $34,800                  2
25 West 52nd Street                  Chairman  Emeritus, The American
New York, NY  10019                  Red Cross
Age:  89

Charles Wolf, Jr.       Director     Dean, The RAND Graduate School;         $16,700        $59,700                  2
1700 Main Street                     Senior Economic Adviser, The RAND
Santa Monica, CA  90407              Corporation
Age:  73


+ Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended October 31, 1997 for participating Directors is as follows:
H. Frederick Christie ($33,420), Mary Myers Kauppila ($84,554), Gail L. Neale ($62,133) and Donald E. Petersen ($47,515). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/4/ Paul G. Haaga, Jr., James B. Lovelace and Jon B. Lovelace are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

/5/ Stefanie Powers was elected to the Board of Directors on December 4, 1997. She received no compensation from the fund during the fiscal year ended October 31, 1997.

                                    OFFICERS

NAME AND ADDRESS           AGE      POSITION(S) HELD   PRINCIPAL OCCUPATION(S) DURING
                                    WITH REGISTRANT   PAST 5 YEARS

Paul G. Haaga, Jr.
 (see above)

Jon B. Lovelace
 (see above)

James B. Lovelace
 (see above)

Larry P. Clemmensen        50       Senior Vice     Senior Vice President and Director,
333 South Hope Street               President       Capital Research and Management
Los Angeles, CA  90071                              Company; President, The Capital Group
                                                    Companies, Inc.

Janet A. McKinley          43       Senior Vice     Director, Capital Research and
630 Fifth Avenue                    President       Management Company; Senior Vice
New York, NY  10111                                 President, Capital Research Company

Catherine M. Ward          50       Senior Vice     Senior Vice President and Director,
333 South Hope Street               President       Capital Research and Management
Los Angeles, CA  90071                              Company

Joyce E. Gordon            41       Vice President   Senior Vice President and Director,
333 South Hope Street                               Capital Research Company
Los Angeles, CA  90071

Darcy B. Kopcho            44       Vice President   Vice President and Director,
333 South Hope Street                               Capital Researrch Company
Los Angeles, CA  90071

Steven T. Watson           42       Vice President   Vice President, Capital Research
25 Bedford Street                                   Company
London, England

Vincent P. Corti           41       Secretary       Vice President - Fund Business
333 South Hope Street                               Mangement Group, Capital Research
Los Angeles, CA  90071                              and Management Company

R. Marcia Gould            43       Treasurer       Vice President - Fund Business
135 South State College Blvd.                            Mangement Group, Capital Research
Brea, CA  92821                                     and Management Company

Diana J. Prohoroff         48       Assistant       Assistant Vice President - Fund Business
135 South State College Blvd.            Treasurer       Mangement Group, Capital Research
Brea, CA  92821                                     and Management Company


All of the officers listed are officers or employees of Investment Adviser or affiliated companies. No compensation is paid by the fund to any director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $11,000 per annum to directors who are not affiliated with the Investment Adviser, plus $800 for each Board of Directors meeting attended, plus $400 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. As of December 1, 1997, the officers and directors and their families as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information on more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser, dated March 1, 1995, will continue in effect until October 31, 1998 unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the fund, provides necessary office space, all necessary office equipment and telephone facilities and utilities, and general purpose forms, supplies, stationery and postage used at the office of the fund relating to the services furnished by the Investment Adviser. The fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, compensation and expenses of Directors who are not affiliated persons of the Investment Adviser; fees and expenses of the transfer agent, dividend disbursing agent, legal counsel and independent public accountants and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund and the daily determination of the fund's net asset value per share; costs of designing, printing, and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of sale (including federal and state registration and qualification), issuance (including costs of any share certificates) and redemption of shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; and taxes. The management fee is based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.15% of such assets in excess of $8 billion; plus 3.0% of the fund's gross investment income. Assuming net assets of $4.5 billion and gross investment income levels of 4%, 5%, 6%, 7% and 8%, management fees would be 0.31%, 0.34%, 0.37%, 0.40% and 0.43%, respectively.

During the fiscal years ended October 31, 1997, 1996 and 1995, the Investment Adviser's total fees amounted to $20,097,000, $18,213,000 and $14,623,000, respectively.

Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets.
Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The fund might be eligible to exclude certain additional expenses, such as expenses of maintaining foreign custody of certain of its portfolio securities, or to obtain a waiver of such limit in its entirety.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act The Principal Underwriter receives amounts payable pursuant to the Plan (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended October 31, 1997 amounted to $6,383,000 after allowance of $32,064,000 to dealers. During the fiscal years ended October 31, 1996 and 1995 the Principal Underwriter retained $4,007,000 and $3,768,000 after allowance of $20,341,000 and $19,378,000, respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Directors and Officers who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plan. Expenditures under the Plan are reviewed quarterly and the Plan must be renewed annually by the Board of Directors.

Under the Plan the fund may expend up to 0.30% of its net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees). During the fiscal year ended October 31, 1997, the fund paid $14,932,000 under the Plan.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income it will be taxed only on that portion, if any, of the investment company taxable income which it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months; and (c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid the excise tax liability.

Distributions of investment company taxable income, including short-term capital gains, generally are taxable to the shareholder as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional shares of the fund. The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. A capital gain distribution, whether paid in cash or reinvested in shares, is taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

Under the Code, a fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than eighteen months is 20%, and on assets held more than one year and not more than eighteen months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. (However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax up to $100,000). Naturally, the amount of tax payable by an individual will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

METHOD            INITIAL INVESTMENT                    ADDITIONAL INVESTMENTS

                  See "Investment Minimums and Fund     $50 minimum (except where a lower minimum is
                  Numbers" for initial investment       noted under "Investment Minimums and Fund
                  minimums.                             Numbers").

By contacting     Visit any investment dealer who is     Mail directly to your investment dealer's address
your investment   registered in the state where the      printed on your account statement.
dealer            purchase is made and who has a sales
                  agreement with American Funds
                  Distributors.

By mail           Make your check payable to the fund    Fill out the account additions form at the bottom of a
                  and mail to the address indicated on   recent account statement, make your check payable
                  the account application.  Please       to the fund, write your account number on your
                  indicate an investment dealer on the   check, and mail the check and form in the envelope
                  account application.                   provided with your account statement.

By telephone      Please contact your investment dealer  Complete the "Investments by Phone" section on the
                  to open account, then follow the       account application or American FundsLink
                  procedures for additional investments. Authorization Form. Once you establish the privilege, you, your financial advisor or any person with your
                                                         account information can call American FundsLine(R)
                                                         and make investments by telephone (subject to
                                                         conditions noted in "Telephone and Computer
                                                         Purchases, Redemptions and Exchanges" below).

By computer       Please contact your investment dealer  Complete the American FundsLink Authorization
                  to open account, then follow the       Form.  Once you establish the privilege, you, your
                  procedures for additional investments. financial advisor or any person with your account information may access American FundsLine
                                                         OnLine(SM) on the Internet and make investments
                                                         by computer (subject to conditions noted in
                                                         "Telephone and Computer Purchases, Redemptions
                                                         and Exchanges" below).

By wire           Call 800/421-0180 to obtain your       Your bank should wire your additional
                  account number(s), if necessary.       investments in the same manner as
                  Please indicate an investment dealer   described under "Initial Investment."
                  on the account.  Instruct your bank to
                  wire funds to:
                  Wells Fargo Bank
                  155 Fifth Street
                  Sixth Floor
                  San Francisco, CA  94106
                  (ABA #121000248)
                  For credit to the account of:
                  American Funds Service
                  Company
                  a/c #4600-076178
                  (fund name)
                  (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                $1,000                  02

American Balanced Fund(R)                    500                     11

American Mutual Fund(R)                      250                     03

Capital Income Builder(R)                    1,000                   12

Capital World Growth and Income Fund(SM)     1,000                   33

EuroPacific Growth Fund(R)                   250                     16

Fundamental Investors(SM)                    250                     10

The Growth Fund of America(R)                1,000                   05

The Income Fund of America(R)                1,000                   06

The Investment Company of America(R)         250                     04

The New Economy Fund(R)                      1,000                   14

New Perspective Fund(R)                      250                     07

SMALLCAP World Fund(R)                       1,000                   35

Washington Mutual Investors Fund(SM)         250                     01

BOND FUNDS

American High-Income Municipal Bond Fund(R)   1,000                   40

American High-Income Trust(SM)               1,000                   21

The Bond Fund of America(SM)                 1,000                   08

Capital World Bond Fund(R)                   1,000                   31

Intermediate Bond Fund of America(SM)        1,000                   23

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(SM)

The Tax-Exempt Bond Fund of America(R)       1,000                   19

The Tax-Exempt Fund of California(R)*        1,000                   20

The Tax-Exempt Fund of Maryland(R)*          1,000                   24

The Tax-Exempt Fund of Virginia(R)*          1,000                   25

U.S. Government Securities Fund(SM)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of America(R)      2,500                   09

The Tax-Exempt Money Fund of America(SM)     2,500                   39

The U.S. Treasury Money Fund of America(SM)   2,500                   49

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than $100,000   4.71             4.50             3.75

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than $50,000    4.71             4.50             3.75

$50,000 but less than $100,000   4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000   3.63             3.50             2.75

$250,000 but less than $500,000   2.56             2.50             2.00

$500,000 but less than $1,000,000   2.04             2.00             1.60

$1,000,000 or more               none             none             (see below)


Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Any employer-sponsored 403(b) plan or defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES -- The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans, foundations, and endowments with assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION -- The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES -- Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company (the "Transfer Agent"); this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Any prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since share prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.




A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

                               REDEEMING SHARES



By writing to American        Send a letter of instruction specifying the
Funds Service Company         name of the fund, the number of shares or
(at the appropriate           dollar amount to be sold, your name and
address indicated             account number.  You should also enclose any
under "Principal              share certificates you wish to redeem.  For
Underwriter and               redemptions over $50,000 and for certain
Transfer Agent" in the        redemptions of $50,000 or less (see below),
prospectus)                   your signature must be guaranteed by a member
                              firm of a domestic stock exchange or the
                              National Association of Securities Dealers,
                              Inc., bank, savings association or credit
                              union that is an eligible guarantor
                              institution.  You should verify with the
                              institution that it is an eligible guarantor
                              prior to signing.  Additional documentation
                              may be required for redemption of shares held
                              in corporate, partnership or fiduciary
                              accounts.  Notarization by a Notary Public is
                              not an acceptable signature guarantee.

By contacting your            If you redeem shares through your investment
investment dealer             dealer, you may be charged for this service.
                              SHARES HELD FOR YOU IN YOUR INVESTMENT
                              DEALER'S STREET NAME MUST BE REDEEMED THROUGH
                              THE DEALER.

You may have a                You may use this option, provided the account
redemption check sent         is registered in the name of an
to you by using               individual(s), a UGMA/UTMA custodian, or a
American FundsLine(R)         non-retirement plan trust.  These redemptions
or American FundsLine         may not exceed $50,000 per shareholder each
OnLine(SM) or by              day and the check must be made payable to the
telephoning, faxing,          shareholder(s) of record and be sent to the
or telegraphing               address of record provided the address has
American Funds Service        been used with the account for at least 10
Company (subject to           days.  See "Principal Underwriter and
the conditions noted          Transfer Agent" in the prospectus and
in this section and in        "Exchange Privilege" below for the
"Telephone and                appropriate telephone or fax number.
Computer Purchases,
Redemptions and
Exchanges" below)

In the case of the            Upon request (use the account application for
money market funds,           the money market funds) you may establish
you may have                  telephone redemption privileges (which will
redemptions wired to          enable you to have a redemption sent to your
your bank by                  bank account) and/or check writing
telephoning American          privileges.  If you request check writing
Funds Service Company         privileges, you will be provided with checks
($1,000 or more) or by        that you may use to draw against your
writing a check ($250         account.  These checks may be made payable to
or more)                      anyone you designate and must be signed by
                              the authorized number of registered
                              shareholders exactly as indicated on your
                              checking account signature card.


CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares
at the offering price on or about the dates you select.   Bank accounts will be
charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(SM) (see "American FundsLine(R) and American FundsLine OnLine(SM)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND
PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)-- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Shareholder Account Services and Privileges -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(R)) or American FundsLine OnLine(SM)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder if the shares owned by such shareholder through redemptions have a value of less than $1,000 (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through the reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above. While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other of the funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactioins.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 1997, 1996 and 1995 amounted to $2,123,000, $2,365,000 and
$1,244,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $3,398,000 for the fiscal year ended October 31, 1997.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements, included in this Statement of Additional Information from the Annual Report, have been so included in reliance on the report of Price Waterhouse LLP given on the authority of said firm as experts in auditing and accounting.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on October 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Board of Directors.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

The financial statements including the investment portfolio and report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

                        DETERMINATION OF NET ASSET VALUE,
                             REDEMPTION PRICE AND
               MAXIMUM OFFERING PRICE PER SHARE -- OCTOBER 31, 1997

 Net asset value and redemption price per share
  (Net assets divided by shares outstanding)  $46.14
 Maximum offering price per share
  (100/94.25 of per share net asset value, which takes
    into account the fund's current maximum sales charge)  $48.95

                               INVESTMENT RESULTS

The fund's 3.77% yield is based on a 30-day (or one month) period ended October 31, 1997 computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[( a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
       d = the maximum offering price per share on the last day of the period.

The fund's one-year total return and average annual total returns for the five- and ten-year periods ended October 31, 1997 was 16.09% , 13.36% and 13.47%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years and for other periods of years. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

The fund may also refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT, and THE WALL STREET JOURNAL.

The fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

The fund may also from time to time compare its investment results with the following:

 (1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines and other goods and services that people buy for day-to-day living).

The fund may also, from time to time, refer to statistics compiled by the U.S. Department of Commerce.

EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 91 of the 127 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than some of the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

The investment results set forth below were calculated as described in the fund's prospectus.

CIB VS. VARIOUS UNMANAGED INDICES



Lifetime                   CIB            DJIA/1/         S&P 500/2/



1987*- 10/31/97          +237.5%          +296.7%         +288.2%


 (*Since inception 7/30/87)
/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities, and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

               Illustration of a $10,000 investment in CIB with dividends reinvested and capital gain distributions taken in shares
             (for the period July 30, 1987 through October 31, 1997)

COST OF SHARES                                                   VALUE OF SHARES




Year                                       Total                               From            From

Ended         Annual        Dividends      Investment           From Initial   Capital Gains   Dividends      Total

October 31    Dividends     (cumulative)   Cost                 Investment     Reinvested      Reinvested     Value



1987#         $92           $92            $10,092              $8,842         -               $87            $8,929

1988          494           586            10,586               9,429          -               600            10,029

1989          556           1,142          11,142               10,437         -               1,252          11,689

1990          633           1,775          11,775               9,737          -               1,765          11,502

1991          708           2,483          12,483               11,946         -               2,912          14,858

1992          792           3,275          13,275               12,821         $130            3,942          16,893

1993          881           4,156          14,156               14,342         212             5,343          19,897

1994          975           5,131          15,131               13,617         267             6,052          19,936

 1995         1,079         6,210          16,210               15,112         367             7,888          23,367

1996          1,199         7,409          17,409               16,542         751              9,907         27,200

1997          1,324         8,733          18,733               19,307         1,452           12,989         33,748



# From July 30, 1987

The dollar amount of capital gain distributions during the period was $1,131.

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS - MOODY'S INVESTORS SERVICE, INC. employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION'S ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

CORPORATE DEBT SECURITIES - MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from "Aaa" to "C".

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unre liable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."
STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

CAPITAL INCOME BUILDER
Investment Portfolio October 31, 1997
                                                                                             Percent of
Largest Individual Holdings                                                                  Net Assets
--------------------------------------------------                                        --------------
American Home Products                                                                             2.39%
United Utilities
CoreStates Financial
Banc One
Telecom Corp. of New Zealand                                                                        1.62
Thames Water                                                                                        1.47
Philip Morris                                                                                       1.47
Telefonica de Espana
Central Fidelity Banks                                                                             1.31
Portugal Telecom                                                                                    1.28




Equity Securities                                                Shares or        Market        Percent
                                                                 Principal          Value        of Net
Energy                                                              Amount     (Millions)        Assets
----------------------------------------------            ----------------------------------------------
Energy Sources - 3.57%
Amoco Corp.                                                        930,000       $ 85.269           1.17 %
Atlantic Richfield Co.                                               300000        24.694            .33
CalEnergy Capital Trust II, 6.25% convertible preferred
 shares                                                              130000         6.760            .09
Chevron Corp.                                                        800000        66.350            .91
Phillips Petroleum Co.                                               650000        31.444            .43
Royal Dutch Petroleum Co. (New York Registered
 Shares)                                                             880000        46.310            .64
----------------------------------------------            ----------------------------------------------
Utilities: Electric & Gas - 6.17%
Australian Gas Light Co.                                             372662         2.491            .04
Central and South West Corp.                                        1650000        35.578            .49
DPL Inc.                                                             500000        12.406            .17
DTE Energy Co.                                                       450000        13.838            .19
GPU, Inc.                                                            850000        30.759            .42
Hongkong Electric Holdings Ltd.                                 10,231,500         34.679            .48
KeySpan Energy Corp.  (formerly Brooklyn Union Gas Co.)            200,000          6.213            .09
Long Island Lighting Co.                                            2125000        53.523            .73
National Grid Group PLC                                             3431000        16.159            .22
National Power PLC                                                  4405000        36.692            .50
NIPSCO Industries, Inc.                                              300000        13.181            .18
PECO Energy Co.                                                       97900         2.221            .03
PowerGen PLC                                                        1600000        17.779            .24
Southern Electric PLC                                              12000000        92.314           1.26
Williams Companies, Inc.                                            1617900        82.412           1.13
                                                          ----------------------------------------------
                                                                                  711.072           9.74
                                                                           -----------------------------

Materials
----------------------------------------------            ----------------------------------------------
Chemicals - 0.11%
E.I. du Pont de Nemours and Co.                                      120000         6.825            .09
ICI Australia Ltd. (1)                                               218827         1.647            .02
----------------------------------------------            ----------------------------------------------

Forest Products & Paper - 0.95%
Fort James Corp. (formerly James River Corp. of Virginia)            345225        13.701            .19
Potlatch Corp.                                                       485500        24.214            .33
Rayonier Inc.                                                         90600         3.958            .06
Union Camp Corp.                                                     500000        27.094            .37
                                                          ----------------------------------------------


Metals: Nonferrous - 0.34%
Aluminum Co. of America                                              190000        13.870            .19
USX Corp., DECS convertible preferred                                500000        11.313            .15
----------------------------------------------            ----------------------------------------------
                                                                                  102.622           1.40
                                                                           -----------------------------


Capital Equipment
----------------------------------------------            ----------------------------------------------
Industrial Components - 0.28%
Tomkins PLC                                                         4000000        20.514            .28
----------------------------------------------            ----------------------------------------------
                                                                                   20.514            .28
                                                                           -----------------------------

Consumer Goods
----------------------------------------------            ----------------------------------------------
Automobiles - 1.57%
Chrysler Corp.                                                   1,065,000         37.541            .52
Ford Motor Co., Class A                                             1750000        76.453           1.05
----------------------------------------------            ----------------------------------------------
Beverages & Tobacco - 2.89%
Foster's Brewing Group Ltd.                                     16,000,000         30.395            .42
Gallaher Group PLC                                               2,300,000         11.044            .15
Philip Morris Companies Inc.                                     2,715,000        107.582           1.47
RJR Nabisco Holdings Corp.                                         700,000         22.181            .30
UST Inc.                                                         1,350,000         40.416            .55
----------------------------------------------            ----------------------------------------------
Health & Personal Care - 2.87%
American Home Products Corp.                                     2,350,000        174.194           2.39
Bristol-Myers Squibb Co.                                             400000        35.100            .48
                                                                           -----------------------------
                                                                                  534.906           7.33
                                                                           -----------------------------
Services
----------------------------------------------            ----------------------------------------------
Broadcasting & Publishing - 0.69%
Golden Books Family Entertainment, Inc., 8.75% convertible
 TOPrS (1)                                                           100000         5.225            .07
Houston Industries Inc., 7.00% ACES convertible preferred            340000        18.615            .25
Reader's Digest Assn., Inc., Class A                                 150000         3.413            .05
Time Warner Inc., 10.25% preferred, Series M                         4,349          4.980            .07
West Australian Newspapers Holdings Ltd.                         4,165,000         18.609            .25

----------------------------------------------            ----------------------------------------------
Business & Public Services - 5.36%
American Water Works Co., Inc.                                      1850000        41.856            .57
Autopistas del Mare Nostrum, SA Concesionaria del Estado             750000        11.739            .16
Consumers Water Co.                                                  300000         5.475            .07
Hutchison Delta Finance Ltd., 7.00% convertible
 debentures 2002 (1)                                           $11,000,000         12.386            .17
Hyder PLC                                                           4300000        64.825            .89
Thames Water PLC                                                    7100000       107.691           1.47
United Utilities PLC                                               12141809       148.247           2.03
----------------------------------------------            ----------------------------------------------

Leisure & Tourism - 0.35%
Host Marriott Financial Trust, 6.75% QUIPS convertible
 preferred 2026 (1)                                                  400000        25.700            .35


----------------------------------------------            ----------------------------------------------

Merchandising - 0.64%
J.C. Penney Co., Inc.                                                800000        46.950            .64
----------------------------------------------            ----------------------------------------------


Telecommunications - 9.65%
Ameritech Corp.                                                  1,376,300         89.460           1.23
Hong Kong Telecommunications Ltd.                                   6572887        12.585
Hong Kong Telecommunications Ltd. (American                                                          .78
 Depositary Receipts)                                            2,323,004         44.573
Koninklijke PTT Nederland NV                                     1,778,900         67.818            .93
Portugal Telecom, SA                                             2,286,000         93.633           1.28
SBC Communications Inc.                                            914,312         58.173            .80
Telecom Argentina SA (American Depositary Receipts)                784,800         19.865            .27
Telecom Corp. of New Zealand Ltd.                               15,784,160         76.419
Telecom Corp. of New Zealand Ltd. (1)                            8,380,000         40.572           1.62
Telecom Corp. of New Zealand Ltd. (American
 Depositary Receipts)                                               25,000           .973
Telecom Italia SpA                                              18,255,813         73.498           1.01
Telefonica de Espana, SA                                         3,580,000         97.567           1.34
U S WEST Communications Group                                      704,707         28.056            .39
----------------------------------------------            ----------------------------------------------

Transportation:  Airlines - 0.27%
Qantas Airways Ltd.                                                10800000        19.377            .27
                                                                           -----------------------------
                                                                                1,238.280          16.96
                                                                           -----------------------------
Finance
----------------------------------------------            ----------------------------------------------
Banking - 19.37%
AmSouth Bancorporation                                           1,200,000         57.675            .79
Banc One Corp.                                                   2,300,000        119.888           1.64
Bank of Nova Scotia                                              1,943,000         85.704           1.17
Barclays PLC                                                        3500000        87.579           1.20
Central Fidelity Banks, Inc.                                        2062500        95.906           1.31
Chase Manhattan Corp.                                                400000        46.150            .63
Comerica Inc.                                                        500000        39.531            .54
CoreStates Financial Corp                                           1971300       143.412           1.96
First Chicago NBD Corp.                                             1210000        88.028           1.21
First Hawaiian Bank                                                  400000        15.600            .21
First Security Corp. (Utah)                                         1950000        56.550            .78
First Union Corp.                                                    400000        19.625            .27
HSBC Holdings PLC                                                    999800        22.635            .31
Huntington Bancshares Inc.                                       1,842,225         59.527            .82
KeyCorp                                                          1,035,000         63.329            .87
Keystone Financial, Inc.                                           827,550         28.447            .39
J.P. Morgan & Co. Inc.                                             180,000         19.755            .27
National Australia Bank Ltd.                                        2480654        33.948            .46
National City Corp.                                                  800000        47.800            .66
Old Kent Financial Corp.                                             578812        36.538            .50
Royal Bank of Canada                                                1715000        91.714           1.26
Sparbanken Sverige AB                                                670000        15.193            .21
Wachovia Corp.                                                       600000        45.188            .62
Westpac Banking Corp.                                            6,950,000         40.489            .56
Wilmington Trust Corp.                                             950,000         52.962            .73
----------------------------------------------            ----------------------------------------------

Financial Services - 1.02%
Beneficial Corp.                                                   340,000         26.074            .36
Health Care Property Investors, Inc.                               880,000         33.770            .46
Imperial Credit Commercial Mortgage Investment Corp. (2)           900,000         14.850            .20
----------------------------------------------            ----------------------------------------------

Insurance - 3.39%
American General Corp.                                               160000         8.160            .11
EXEL Ltd.                                                            545200        32.951            .45
Guardian Royal Exchange PLC                                         2000000         9.989            .14
HIH Winterthur International Holdings Ltd.                          4408965         8.221            .11
Lincoln National Corp.                                              1230000        84.563           1.16
Ohio Casualty Corp.                                                717,500         31.749            .43
Prudential Corp. PLC                                                3557546        37.921            .52
Royal & Sun Alliance Insurance Group PLC                            3080267        29.504            .40
SAFECO Corp.                                                       100,000          4.762            .07
----------------------------------------------            ----------------------------------------------
Real Estate - 4.68%
Bradley Real Estate, Inc.                                        1,045,000         20.508            .28
CarrAmerica Realty Corp.                                         1,844,800         54.998            .75
Kimco Realty Corp.                                                 400,000         12.800            .18
Pacific Retail Trust (1,3)                                       2,358,599         28.303            .39
Security Capital Atlantic Inc.                                     450,000          9.816
Security Capital Atlantic Inc. (1,3)                             1,565,217         34.141            .60
Security Capital Group Inc., Class B, warrants (2)                   368246         1.772            .02
Security Capital Industrial Trust                                   1191114        29.257            .40
Security Capital Pacific Trust                                      3219368        72.033            .99
Security Capital Realty Inc., Class A (2)                             24900        37.350
Security Capital Realty Inc. 12.00%                                                                  .88
 convertible debentures 2014                                   $18,862,000         27.049
Washington Real Estate Investment Trust                            145,500          2.382            .03
Weingarten Realty Investors                                        300,000         11.944            .16
                                                                           -----------------------------
                                                                                2,078.040          28.46
                                                                           -----------------------------
Multi-Industry & Miscellaneous
----------------------------------------------            ----------------------------------------------
Multi-Industry - 1.28%
B.A.T Industries PLC                                             7,125,597         62.280            .85
Hutchison Whampoa Ltd.                                              1960000        13.565            .19
Lend Lease Corp. Ltd.                                                693689        14.213            .20
Thermo Instrument Systems Inc., 4.50% convertible
 debentures 2003 (1)                                            $3,000,000          3.146            .04
----------------------------------------------            ----------------------------------------------
Miscellaneous - 2.97%
Equity securities in initial period of
 acquisition                                                                      217.116           2.97
                                                                           -----------------------------
                                                                                  310.320           4.25
                                                                           -----------------------------
TOTAL EQUITY SECURITIES (cost:
 $3,231.789 million)                                                            4,995.754          68.42
                                                                           -----------------------------


                                                                 Principal
Bonds and Notes                                                     Amount
----------------------------------------------            ----------------------------------------------
Corporate
----------------------------------------------            ----------------------------------------------
Airplanes Pass Through Trust, pass-through certificates,
 Class C, 8.15% 2019 (4)                                        $5,525,000          5.836            .08
Allegiance Corp. 7.80% 2016                                         3000000         3.193            .04
Boyd Gaming Corp. 9.25% 2003                                        1250000         1.288            .02
Cablevision Systems Corp. 8.125% 2009 (1)                           2500000         2.506            .03
California Energy Co., Inc. 10.25% 2004                             4300000         4.711            .06
Camden Property Trust 7.00% 2006                                    5000000         5.063            .07
CarrAmerica Realty Corp. 7.375% 2007 (1)                            6000000         6.146            .08
Century Communications Corp. 8.75% 2007                             2000000         2.000            .03
Columbia Gas System, Inc., Series G, 7.62% 2025                     3000000         3.130
Columbia Gas System, Inc., Series C, 6.80% 2005                     2000000         2.041            .07
Columbia/HCA Healthcare Corp. 6.91% 2005                            2500000         2.477
Columbia/HCA Healthcare Corp. 6.87% 2003                            3000000         3.028
Columbia/HCA Healthcare Corp. 6.41% 2000                            5255000         5.247            .17
Columbia/HCA Healthcare Corp. 6.125% 2000                           1400000         1.381
Comcast Cellular Corp. 9.50% 2007 (1)                               5000000         5.175            .07
Consumers International 10.25% 2005 (1)                             5000000         5.400            .07
Container Corp. of America 9.75% 2003                               4985000         5.384            .07
Continental Airlines, Inc., pass-through certificates,
 Series 1997-1, Class A, 7.461% 2016 (4)                            2000000         2.104
Continental Airlines, Inc., pass-through certificates,
 7.42% 2007 (4)                                                     3000000         3.108            .14
Continental Airlines, Inc., pass-through certificates,
 Series 1997-4, Class A, 6.90% 2018 (4)                             5000000         5.070
Delta Air Lines, Inc., 1991 Equipment
 Certificates Trust, Series K, 10.00% 2014 (1)                      2000000         2.504            .03
Domtar Inc. 8.75% 2006                                              2500000         2.684            .04
Export-Import Bank of Japan 2.875% 2005                          Y1,380,000        12.487            .17
Falcon Drilling Company, Inc., Series B, 9.75% 2001                 2750000         2.881
Falcon Drilling Company, Inc., Series B, 8.875% 2003                4000000         4.230            .10
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,
 Class A-6, 6.95% 2015 (4)                                          4000000         4.062            .05
Freeport-McMoRan Copper & Gold Inc. 7.50% 2006                      2000000         1.982
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                      2000000         2.039            .06
Fuji Bank, Ltd. 7.30/7.9391% 2049                                   3000000         2.986            .04
HMH Properties, Inc. 8.875% 2007 (1)                                1000000         1.020            .01
Irvine Apartment Communities, Inc. 7.00% 2007                       7000000         7.088            .10
Jet Equipment Trust, Series 1995-B, Class C, 9.71%
 2015 (1)                                                           5000000         6.210            .08
Lloyds Trustee Savings Banking Group 8.50% 2006                 L3,000,000          5.380            .07
McDermott Inc. 9.375% 2002                                          6000000         6.456            .09
J. Ray McDermott, SA 9.375% 2006                                    8000000         8.400            .12
Midland Cogeneration Venture LP, Secured Lease
 Obligation Bonds, Series C-91, 10.33% 2002                         3139000         3.445            .05
News America Holdings Inc. 9.25% 2013                               2000000         2.342
News America Holdings Inc. 9.125% 1999                              3000000         3.164            .11
News America Holdings Inc. 8.625% 2003                              2000000         2.169
Occidental Petroleum Corp. 8.50% 2004                               8000000         8.241            .11
Ocean Energy, Inc. 8.875% 2007                                      5000000         5.125            .07
Omega Healthcare Investors, Inc. 6.95% 2007                         8000000         8.077            .11
Owens-Illinois, Inc. 8.10% 2007                                     1000000         1.061
Owens-Illinois, Inc. 7.85% 2004                                     1000000         1.050            .03
Parker & Parsley Petroleum Co. 8.25% 2007                           5000000         5.501            .08
The Price REIT, Inc. 7.50% 2006                                     4000000         4.175            .06
Riggs National Corp. 8.50% 2006                                     2600000         2.730            .04
Rite Aid Corp. 7.125% 2007                                          5000000         5.150            .07
Royal Caribbean 7.00% 2007                                          3500000         3.514            .05
Rykoff-Sexton, Inc. 8.875% 2003                                     2000000         2.020            .03
Samsung Electronics Co., Ltd. 7.45% 2002 (1)                        2000000         1.882            .03
Security Capital Industrial Trust 7.81% 2015                        2000000         2.150            .03
Security Capital Pacific Trust 7.25% 2004                           5000000         5.169            .07
Shopping Center Associates 6.75% 2004 (1)                           3000000         3.024            .04
TCI Communications, Inc. 6.875% 2006                                8000000         7.923            .11
Tele-Communications, Inc. 8.00% 2005                                5000000         5.295            .07
Time Warner Inc. 10.15% 2012                                        5000000         6.245
Time Warner Inc. 7.45% 1998                                         4000000         4.011            .22
Time Warner Inc. 7.25% 2017                                         6000000         5.948
TKR Cable I, Inc. 10.50% 2007                                       7000000         7.819            .11
Wellsford Residential Property Trust 7.75% 2005                     2500000         2.652            .04
Woolworth Corp., Series A, 7.00% 2002                               2000000         2.038
Woolworth Corp., Series A, 6.98% 2001                              14500000        14.730            .23
                                                                           -----------------------------
                                                                                  271.347           3.72
                                                                           -----------------------------


Federal Agency Obligations:  Mortgage Pass-Throughs (4)
----------------------------------------------
Fannie Mae (formerly Federal National
 Mortgage Assn.) 7.50% 2024                                      2,815,000          2.876            .04
Freddie Mac (formerly Federal Home Loan
 Mortgage Corp.) 9.00% 2025                                      2,851,000          3.035            .04
                                                                           -----------------------------
                                                                                    5.911            .08
                                                                           -----------------------------


Governments and Governmental Authorities
----------------------------------------------            -----------------   ----------- --------------
Canadian Government 9.75% December 2001                        C$9,000,000          7.482
Canadian Government 9.00% December 2004                          2,000,000          1.722            .21
Canadian Government 4.25% December 2026 (5)                      8,529,000          6.431
Danish Government 8.00% May 2003                             DKr22,000,000          3.731            .05
Fannie Mae 2.125% October 2007 (4)                            Y620,000,000          5.251            .07
Fannie Mae Global 6.50% July 2002 (4)                          A$5,750,000          4.190            .06
International Bank for Reconstruction and Development
 4.50% March 2003                                             Y750,000,000          7.267            .10
Irish Government 8.00% August 2006                            IRL5,000,000          8.468
Irish Government 6.25% October 2004                              1,250,000          1.916            .14
Italian Government 9.50% February 2001                     Lr9,200,000,000          6.030            .08
New Zealand Government 8.00% July 1998                       NZ$40,000,000         24.967
New Zealand Government 8.00% April 2004                          5,000,000          3.351
New Zealand Government 8.00% November 2006                       5,000,000          3.411            .48
New Zealand Government 4.50% February 2016 (5)                   5,697,000          3.409
Poland (Republic of) Past Due Interest Bond 4.00% October
 2014 (6)                                                    US$11,500,000          9.459            .13
South Africa (Republic of) 13.00% August 2010                ZAR10,000,000          1.890            .03
Spain (Kingdom of) 3.10% September 2006                     Y1,300,000,000         11.907            .16
Spanish Government 8.40% April 2001                       Pta1,500,000,000         11.332
Spanish Government 6.75% April 2000                            400,000,000          2.852            .20
Treuhandanstalt 7.125% January 2003                            DM8,000,000          5.051            .07
United Kingdom 8.50% December 2005                              L4,000,000          7.485            .10
                                                                           -----------------------------
                                                                                  137.602           1.88
                                                                           -----------------------------


U.S. Treasuries
----------------------------------------------            ----------------------------------------------
8.875% February 1999                                           $10,000,000         10.397            .14
5.875% March 1999                                               90,000,000         90.310           1.24
6.875 July 1999                                                100,000,000        102.000           1.40
8.00% August 1999                                              150,000,000        155.906           2.13
8.50% February 2000                                            150,000,000        158.930           2.18
6.375% May 2000                                                100,000,000        101.594           1.39
8.875% May 2000                                                150,000,000        161.226           2.21
8.75% August 2000                                              150,000,000        161.555           2.21
6.125% September 2000                                           30,000,000         30.319            .42
6.50% May 2001                                                   3,000,000          3.072            .04
8.00% May 2001                                                   9,000,000          9.643            .13
7.25% August 2004                                                5,000,000          5.388            .07
6.375% August 2027                                               4,000,000          4.122            .06

                                                                           -----------------------------
                                                                                  994.462          13.62
                                                                           -----------------------------
TOTAL BONDS AND NOTES (cost: $1,395.043 million)                                1,409.322          19.30
                                                                           -----------------------------
TOTAL INVESTMENT SECURITIES (cost: $4,626.832
 million)                                                                       6,405.076          87.72
                                                                           -----------------------------


SHORT-TERM SECURITIES
----------------------------------------------            ----------------------------------------------
Corporate Short-Term Notes
----------------------------------------------            ----------------------------------------------
A.I. Credit Corp. 5.47%-5.50% due 11/6/97-1/9/98                   43700000        43.406            .60
Coca-Cola Co. 5.46%-5.47% due 12/8-12/16/97                        37800000        37.558            .52
Commercial Credit Co. 5.50% due 11/18/97-1/8/98                    32000000        31.743            .43
John Deere Capital Corp. 5.51%-5.56% due 11/6/97-1/23/98           33500000        33.238            .46
Ford Motor Credit Co. 5.51%-5.60% due 1/8-1/9/98                   40000000        39.566            .54
Gannett Co., Inc. 5.48% due 11/12/97 (1)                           35300000        35.235            .48
Hershey Foods Corp. 5.48% due 11/14/97                             38000000        37.918            .52
Lucent Technologies Inc. 5.49% due 12/10/97-1/22/98                28800000        28.503            .39
National Rural Utilities Cooperative Finance Corp.
 5.48% due 11/7-11/14/97                                           37300000        37.222            .51
J.C. Penney Funding Corp. 5.50% due 11/4-12/8/97 (1)               45000000        44.869            .61
Procter & Gamble Co. 5.47% due 12/1-12/11/97                       49500000        49.228            .67
Warner-Lambert Co. 5.48% due 12/12/97 (1)                          50000000        49.680            .68
                                                                           -----------------------------
                                                                                  468.166           6.41
                                                                           -----------------------------

Federal Agency Discount Notes
----------------------------------------------            ----------------------------------------------
Fannie Mae 5.395%-5.485% 11/6/97-2/5/98                           138600000       138.262           1.89
                                                                           -----------------------------

U.S. Treasury Short-Term Notes
----------------------------------------------            ----------------------------------------------
5.625%-6.00% due 11/30/97-10/31/98                                250000000       250.242           3.43
                                                                           -----------------------------



TOTAL SHORT-TERM SECURITIES (cost: $855.592
 million)                                                                         856.670          11.73
EXCESS OF CASH AND RECEIVABLES OVER PAYABLES                                       39.580            .55
                                                                           -----------------------------
TOTAL SHORT-TERM SECURITIES, CASH AND
 RECEIVABLES, NET OF PAYABLES                                                     896.250          12.28
                                                                           -----------------------------
NET ASSETS                                                                     $7,301.326        100.00%
                                                                              ===========    ==========

(1) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

(2) Non-income-producing securities.

(3) Valued under procedures approved by the Board of Directors.

(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(5) Index-linked bond whose principal amount moves with a government retail price index.

(6) Coupon rate changes periodically.

See Notes to Financial Statements

Capital Income Builder
Financial Statements

Statement of Assets and Liabilities
at October 31, 1997                                                 (dollars in
                                                                      millions)
Assets:
Investment securities at market (cost:$4,626.832)                    $6,405.076
Short-term securities (cost:$855.592)                                   856.670
Cash                                                                       .254
Receivables for-
 Sales of investments                                     $43.912
 Sales of fund's shares                                    16.301
 Dividends and accrued interest                            43.157       103.370
                                                     ------------  ------------
                                                                      7,365.370
Liabilities:
Payables for-
 Purchases of investments                                  16.273
 Repurchases of fund's shares                              12.353
 Forward currency contracts                                  .426
 Management services                                        1.363
 Dividends payable                                         30.606
 Accrued expenses                                           3.023        64.044
                                                     ------------  ------------
Net Assets at October 31, 1997 - Equivalent to
 $46.14 per share on 158,244,541 shares of $0.01
 par value capital stock outstanding
 (authorized capital stock - 200,000,000 shares)                     $7,301.326
                                                                   ============

Statement of Operations
for the year ended October 31, 1997
(dollars in millions)


Investment Income:
Income:
 Dividends                                               $165.482
 Interest                                                 135.648    $  301.130
                                                     ------------
Expenses:
 Management services fee                                   20.097
 Distribution expenses                                     14.932
 Transfer agent fee                                         3.398
 Reports to shareholders                                     .471
 Registration statement and prospectus                       .405
 Postage, stationery and supplies                            .593
 Directors' fees                                             .121
 Auditing and legal fees                                     .048
 Custodian fee                                              1.262
 Taxes other than federal income tax                         .077
 Other expenses                                              .144        41.548
                                                     ------------  ------------
 Net investment income                                                  259.582
                                                                   ------------
Realized Gain and Unrealized Appreciation on
 Investments:
Net realized gain                                                       280.827
Net increase in unrealized appreciation on investmen      777.035
Net unrealized depreciation on
 forward currency contracts                                (0.426)      776.609
                                                     ------------  ------------
 Net realized gain and increase in unrealized
  appreciation on investments                                         1,057.436
                                                                   ------------
Net Increase in Net Assets Resulting from Operations                 $1,317.018
                                                                   ============

See Notes to Financial Statements
Statement of Changes in Net Assets
 (dollars in millions)                                 Year ended    October 31
                                                              1997          1996
                                                     ------------  ------------
Operations:
Net investment income                                  $  259.582    $  257.878
Net realized gain on investments                          280.827        87.347
Net increase in unrealized appreciation on investmen      776.609       431.666
                                                     ------------  ------------
 Net increase in net assets resulting from
  operations                                            1,317.018       776.891
                                                     ------------  ------------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                     (262.498)     (257.053)
Distributions from net realized gain on investments       (99.910)      (62.913)
                                                     ------------  ------------
 Total dividends and distributions                       (362.408)     (319.966)
                                                     ------------  ------------
Capital Share Transactions:
Proceeds from shares sold: 29,804,485 and
 20,891,053 shares, respectively                        1,285.671       782.282
Proceeds from shares issued in reinvestment of net
 investment income dividends and distributions of
 net realized gain on investments: 7,455,750 and
 6,760,213 shares, respectively                           314.663       251.534
Cost of shares repurchased: 15,485,458 and 16,175,451
 shares, respectively                                    (671.331)     (606.384)
                                                     ------------  ------------
 Net increase in net assets resulting from capital
  share transactions                                      929.003       427.432
                                                     ------------  ------------
Total Increase in Net Assets                            1,883.613       884.357

Net Assets:
Beginning of year                                       5,417.713     4,533.356
                                                     ------------  ------------
End of year (including undistributed net investment
 income: $3.028 and $2.228, respectively)              $7,301.326    $5,417.713
                                                     ============  ============



See Notes to Financial Statements

CAPITAL INCOME BUILDER
Notes to Financial Statements

1. Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend together with a current yield which exceeds that paid by U.S. stocks generally. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

   Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either securities exchange or the over-the counter market.

   Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

   Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

   Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

   Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

   As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. The fund does not amortize premiums on securities purchased. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

   The fund may enter into forward currency contracts, which represent an agreement to exchange currencies of different countries at a specified future date at a specified rate. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Losses may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

   As of October 31, 1997, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $1,779,322,000, of which $1,806,486,000 related to appreciated securities and $27,164,000 related to depreciated securities. During the year ended October 31, 1997, the fund realized, on a tax basis, a net capital gain of $277,420,000 on securities transactions. Net gains related to non-U.S. currency and other transactions of $3,407,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $5,482,424,000 at October 31, 1997.

3. The fee of $20,097,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.15% of such assets in excess of $8 billion; plus 3.0% of the fund's gross investment income. For purposes of the Investment Advisory and Service Agreement, gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets.

   Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended October 31, 1997, distribution expenses under the Plan were $14,932,000. As of October 31, 1997, accrued and unpaid distribution expenses were $2,548,000.

   American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,398,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,383,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

   Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of October 31, 1997, aggregate amounts deferred and earnings thereon were $228,000.

   CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of October 31, 1997, accumulated undistributed net realized gain on investments was $255,286,000 and additional paid-in capital was $5,262,385,000. To conform to its tax reporting, the fund reclassified $3,716,000 from undistributed net realized gains to undistributed net investment income and $8,297,000 from undistributed net realized gains to undistributed currency gains for the year ended October 31, 1997.

   The fund made purchases and sales of investment securities, excluding short-term securities, of $2,870,448,000 and $1,449,198,000 respectively, during the year ended October 31, 1997.

   Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $1,262,000 includes $56,000 that was paid by these credits rather than in cash.

   Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended October 31, 1997, such non-U.S. taxes were $8,497,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $8,607,000 for the year ended October 31, 1997.

   At October 31, 1997, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                          Contract Amounts                      U.S. Valuation at 10/31/97

                                                                                   Unrealized

Non-U.S. Currency                                                                  Appreciation/

Sale Contracts            Non-U.S.             U.S.             Amount             (Depreciation)

Australian Dollars        A$4,991,404          $3,641,673       $3,517,150         $124,523

expiring 11/24/97

to 1/16/98

British Pounds            L2,455,155           4,000,000        4,101,285          (101,285)

expiring 1/23/98

Danish Kroner             DKr24,000,000        3,616,092        3,683,543          (67,451)

expiring 4/7/98

German Marks              DM8,190,760          4,600,000        4,770,556          (170,556)

expiring 1/23/98

Irish Pounds              IRL6,592,791         9,841,652        9,900,568          (58,916)

expiring 12/4/97

to 1/20/98

Japanese Yen              Y3,789,275,950       31,713,634       31,928,726         (215,092)

expiring 12/22/97

to 3/30/98

New Zealand Dollars       NZ$6,332,621         4,000,000        3,937,376          62,624

expiring 11/24/97


Per-Share Data and Ratios
                                             Year
                                            ended
                                          October
                                               31
                                              1997      1996     1995      1994    1993

Net Asset Value, Beginning of Year       $   39.70 $   36.27 $   32.68 $   34.42 $30.77
                                        --------- --------- --------- --------- -------
 Income From Investment Operations:
  Net investment income                      1.74      1.95      1.69      1.73    1.53
  Net realized and unrealized gain
   (loss) on investments                     7.20       3.92     3.69    ($1.62)   3.76
                                        --------- --------- --------- --------- -------
   Total income from investment operatio     8.94      5.87      5.38       .11    5.29
                                        --------- --------- --------- --------- -------
 Less Distributions:
  Dividends from net investment income     ($1.77)   ($1.94)    (1.69)   ($1.73)  (1.53)
  Distributions from net realized gains    ($0.73)   ($0.50)     (.10)   ($0.12)   (.11)
                                        --------- --------- --------- --------- -------
   Total distributions                      (2.50)    (2.44)    (1.79)   ($1.85)  (1.64)
                                        --------- --------- --------- --------- -------
Net Asset Value, End of Year             $   46.14 $   39.70 $   36.27 $   32.68 $34.42
                                        ========= ========= ========= ========= =======

Total Return (1)                           23.16%   16.76%    16.98%       .47%   17.58%


Ratios/Supplemental Data:
 Net assets, end of year (in millions)      $7,301   $5,418    $4,533    $3,629  $2,826
 Ratio of expenses to average net assets     .65%       .71%      .72%      .73%    .72%
 Ratio of net income to average net asse    4.04%      5.19%     4.96%     5.29%   4.69%
 Average commissions paid per share (2)      1.89c    2.20c     2.10c     3.63c   2.90c
 Portfolio turnover rate                   27.65%     27.56%    18.06%    36.19%  11.22%


(1) Calculated without deducting a sales charge. The maximum sales charge is 5.75% of the fund's offering price.

(2) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations.
 Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded.
 Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S.
 securities.

Report of Independent Accountants

To the Board of Directors and Shareholders of Capital Income Builder, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Capital Income Builder, Inc. (the "Fund") at October 31, 1997, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Los Angeles, California
November 26, 1997

Tax Information (unaudited)
We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:

Dividends and Distributions per Share



                                                 From Net        From Net         From Net

                                                 From Net        Realized         Realized

                                                 Investment      Short-term       Long-term

Reinvest Date           Payment Date             Income          Gains            Gains

December 6, 1996        December 9, 1996         $0.465                           $0.73

March 10, 1997          March 11,1997             0.465

June 9, 1997            June 10, 1997             0.470

September 11,1997       September 12, 1997        0.475


Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 33% of the dividends paid by the fund from net investment income represent qualifying dividends. Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 12% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many plan retirement trusts may need this information for their annual information reporting.

Since the amounts above are reported for the fund's fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 1998 to determine the calendar year amounts to be included on their 1997 tax returns. Shareholders should consult their tax advisers.

                            PART C
                       OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

 (A) FINANCIAL STATEMENTS:

  Included in Prospectus - Part A
   Financial Highlights

  Included in Statement of Additional Information - Part B

   As of October 31, 1997:
    Investment Portfolio
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Notes to Financial Statements
    Per-Share Data and Ratios
    Report of Independent Accountants

 (B) EXHIBITS:
  1. Articles of Incorporation dated June 4, 1987; Articles of Amendment and Restatement dated July 28, 1987.
  2. By-laws.
  3. None.
  4. Specimen share certificate.
  5. Investment Advisory and Service Agreement dated March 1, 1995.
  6. Principal Underwriting Agreement dated June 22, 1989; form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement.
  7. None.
  8. Global Custody Agreement.
  9. Shareholder Services Agreement.
  10. Opinion of counsel.
  11. Consent of Independent Accountants.
  12. None.
  13. Copy of investment letter from the Investment Adviser relating to initial purchase of shares.
  14. Model Plans.
  15. Plan of Distribution dated June 22, 1989.
  16. On file (see SEC file numbers 811-5085 and 33-12967).
  17. Financial data schedule (EDGAR).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

  As of November 30, 1997.

                         Number of

Title of Class           Record-Holders



Capital Stock                 279,509

($.01 par value)


ITEM 27.  INDEMNIFICATION.

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

 Article VIII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (2) its officers to the same extent it shall indemnify its directors; and (3) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe that the act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which directors who are parties may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

 None.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(A) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS (CONT.)

(B)      (1)                            (2)                        (3)

       Name and Principal              Positions and Offices       Positions and Offices

       Business Address                  with Underwriter           with Registrant



       David A. Abzug                   Regional Vice President    None
        4433 Leydon Avenue
        Woodland Hills, CA 91364



       John A. Agar                    Regional Vice President     None
       1501 N. University Drive, Suite 227A
       Little Rock, AR 72207

       Robert B. Aprison               Vice President              None
        2983 Bryn Wood Drive
        Madison, WI 53711



S      Richard Armstrong               Assistant Vice President    None



L      William W. Bagnard              Vice President              None



       Steven L. Barnes                Senior Vice President       None
        8000 Town Line Avenue South
        Suite 204
        Minneapolis, MN 55438



       Michelle A. Bergeron            Vice President              None
        4160 Gateswalk Drive
        Smyrna, GA 30080



       Joseph T. Blair                 Senior Vice President       None
        27 Drumlin Road
        West Simsbury, CT 06092



       John A. Blanchard               Regional Vice President     None
       6421 Aberdeen Road
       Mission Hills, KS 66208

       Ian B. Bodell                   Senior Vice President       None
        P.O. Box 1665
       Brentwood, TN 37024-1665



       Michael L. Brethower            Vice President              None
        108 Hagen Court
        Georgetown, TX 78628



       C. Alan Brown                   Regional Vice President     None
        4129 Laclede Avenue
        St. Louis, MO  63108



L      Daniel C. Brown                 Senior Vice President       None

H      J. Peter Burns                  Vice President              None



       Brian C. Casey                  Regional Vice President     None
        9508 Cable Drive
        Kensington, MD  20895



       Victor C. Cassato               Vice President              None
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120



       Christopher J. Cassin           Senior Vice President       None
        111 W. Chicago Avenue, Suite G3
        Hinsdale, IL 60521



       Denise M. Cassin                Regional Vice President     None
        1301 Stoney Creek Drive
        San Ramon, CA 94538

L      Larry P. Clemmensen             Director                    Senior Vice President



L      Kevin G. Clifford               Director, Senior Vice President   None



       Ruth M. Collier                 Vice President              None
        145 West 67th Street, 12K
        New York, NY  10023



       Thomas E. Cournoyer             Vice President              None
        2333 Granada Boulevard
        Coral Gables, FL  33134



       Douglas A. Critchell            Vice President              None
        4116 Woodbine St.
       Chevy Chase, MD 20815



L      Carl D. Cutting                 Vice President              None

       Dan J. Delianedis               Regional Vice President     None
        8689 Braxton Drive
        Eden Prairie, MN 55346



       Michael A. Dilella              Vice President              None
        P.O. Box 661
        Ramsey, NJ  07446



       G. Michael Dill                 Senior Vice President       None
        505 E. Mail Street
        Jenks, OK 74037



       Kirk D. Dodge                   Regional Vice President     None
        325 E. Eisenhower Parkway
        Suite 106, #16
        Ann Arbor, MI  48108



       Peter J. Doran                  Senior Vice President       None
        1205 Franklin Avenue
        Garden City, NY 11530



L      Michael J. Downer               Secretary                   None



       Robert W. Durbin                Vice President              None
        74 Sunny Lane
        Tiffin, OH 44883



I      Lloyd G. Edwards                Vice President              None



L      Paul H. Fieberg                 Senior Vice President       None



       John Fodor                      Regional Vice President     None
        15 Latisquama Road
       Southborough, MA 01722



L      Mark P. Freeman, Jr.            President and Director      None



       Clyde E. Gardner                Vice President              None
        Route 2, Box 3162
        Osage Beach, MO 65065



B      Evelyn K. Glassford             Vice President              None



       Jeffrey J. Greiner              Regional Vice President     None
        12210 Taylor Road
        Plain City, OH  43064



       David E. Harper                 Vice President              None
        R.D. 1, Box 210, Rte. 519
        Frenchtown, NJ 08825



       Ronald R. Hulsey                Regional Vice President     None
        6744 Avalon
        Dallas, TX 75214



       Robert S. Irish                 Regional Vice President     None
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483



L      Robert L. Johansen              Vice President and Controller   None



       Michael J. Johnston             Chairman of the Board       None
       630 Fifth Ave., 36th Floor
       New York, NY 10111-0121

       V. John Kriss                   Senior Vice President       None
       P.O. Box 274
       Surfside, CA 90743

       Arthur J. Levine                Vice President              None
        12558 Highlands Place
        Fishers, IN 46038



B      Karl A. Lewis                   Assistant Vice President    None



       T. Blake Liberty                Regional Vice President     None
        1940 Blake St., Suite 303
        Denver, CO 80202



L      Lorin E. Liesy                  Assistant Vice President    None



L      Susan G. Lindgren               Vice President - Institutional   None
                                       Investment Services Division



L      Stella Lopez                    Vice President              None



LW     Robert W. Lovelace              Director                    None



       Steve A. Malbasa                Regional Vice President     None
        13405 Lake Shore Blvd.
        Cleveland, OH  44110



       Steven M. Markel                Vice President              None
        5241 South Race Street
        Littleton, CO 90121



L      John C. Massar                  Director, Senior Vice President   None



L      E. Lee McClennahan              Senior Vice President       None



S      John V. McLaughlin              Senior Vice President       None

       Terry W. McNabb                 Vice President              None
        2002 Barrett Station Road
        St. Louis, MO 63131



L      R. William Melinat              Vice President - Institutional   None
                                       Investment Services Division

       David R. Murray                 Vice President              None
        25701 S.E. 32nd Place
        Issaquah, WA 98027



       Stephen S. Nelson               Vice President              None
        P.O. Box 470528
        Charlotte, NC 28247-0528



       William E. Noe                  Regional Vice President     None
       304 River Oaks Road
       Brentwood, TN 37027

       Peter A. Nyhus                  Regional Vice President     None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372

       Eric P. Olson                   Regional Vice President     None
       62 Park Drive
       Glenview, IL 60025

       Fredric Phillips                Regional Vice President     None
        32 Ridge Avenue
        Newton Centre, MA  02159



B      Candance D. Pilgram             Assistant Vice President    None

       Carl S. Platou                  Regional Vice President     None
       4021 96th Avenue, SE
       Mercer Island, WA 98040

L      John O. Post, Jr.               Vice President              None

       Steven J. Reitman               Vice President              None
        212 The Lane
        Hinsdale, IL  60521



       Brian A. Roberts                Regional Vice President     None
        P.O. Box 472245
        Charlotte, NC  28247



       George S. Ross                  Vice President              None
        55 Madison Avenue
        Morristown, NJ 07962



L      Julie D. Roth                   Vice President              None



L      James F. Rothenberg             Director                    None



       Douglas F. Rowe                 Regional Vice President     None
       30008 Oakland Hills Drive
       Georgetown, TX 78628

       Christopher Rowey               Regional Vice President     None
       9417 Beverlywood Street
       Los Angeles, CA 90034



       Dean B. Rydquist                Vice President              None
        1080 Bay Pointe Crossing
       Alpharetta, GA 30005



       Richard R. Samson               Vice President              None
        4604 Glencoe, Ave., No. 4
        Marina del Rey, CA 90292

       Joe D. Scarpitti                Regional Vice President     None
       31465 St. Andrews
       Westlake, OH 44145



L      Daniel B. Seivert               Assistant Vice President    None



L      R. Michael Shanahan             Director                    None



       David W. Short                  Director, Senior Vice President   None
        1000 RIDC Plaza, Suite 212
        Pittsburgh, PA  15238



       William P. Simon, Jr.           Vice President              None
        554 Canterbury Lane
        Berwyn, PA 19312



L      John C. Smith                   Vice President -            None
                                       Institutional Investment Services
                                       Division



L      Mary E. Smith                   Assistant Vice President,   None
                                       Institutional Investment Services
                                       Division

       Rodney G. Smith                 Regional Vice President     None
        100 N. Central Exp., Suite 1214
        Richardson, TX 75080

       Nicholas D. Spadaccini          Regional Vice President     None
       855 Markley Woods Way
       Cincinnati, OH 45230



       Daniel S. Spradling             Senior Vice President       None
        #4 West Fourth Avenue, Suite 406
        San Mateo, CA 94402

       Thomas A. Stout                 Regional Vice President     None
        12913 Kendale Lane
       Bowie, MD 20715



       Craig R. Strauser               Regional Vice President     None
        17040 Summer Place
       Lake Oswego, OR 97035

       Francis N. Strazzeri            Regional Vice President     None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew Taylor                     Assistant Vice President    None



S      James P. Toomey                 Assistant Vice President    None



I      Christopher E. Trede            Assistant Vice President    None



       George F. Truesdail             Vice President              None
        400 Abbotsford Court
        Charlotte, NC 28270



       Scott W. Ursin-Smith            Regional Vice President     None
        60 Reedland Woods Way
        Tiburon, CA 94920



L      David M. Ward                   Assistant Vice President -   None
                                       Institutional Investment Services
                                       Division



       Thomas E. Warren                Regional Vice President     None
        1701 Starling Drive
       Sarasota, FL 34231



L      J. Kelly Webb                   Senior Vice President, Treasurer   None



       Gregory J. Weimer                Vice President             None
        125 Surrey Drive
        Canonsburg, PA  15317



B      Timothy W. Weiss                Director                    None



       N. Dexter Williams              Vice President              None
        25 Whitside Court
        Danville, CA 94526



       Timothy J. Wilson               Regional Vice President     None
       113 Farmview Place
       Venetia, PA  15367



B      Laura L. Wimberly               Assistant Vice President    None



H      Marshall D. Wingo               Director, Senior Vice President   None



L      Robert L. Winston               Director and Senior Vice    None
                                       President



       Laurie B. Wood                  Regional Vice President     None
        3500 West Camino de Urania
        Tucson, AZ 85741



       William R. Yost                 Regional Vice President     None
        9320 Overlook Trail
        Eden Prairie, MN  55347



       Janet M. Young                  Regional Vice President     None
        1616 Vermont
        Houston, TX  77006



       Scott D. Zambon                 Regional Vice President     None
        320 Robinson Drive
        Tustin Ranch, CA 92782


__________________

L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
SF  Business Address, P.O. 7650, San Francisco, CA 94120
B   Business Address, 135 South State College Blvd., Brea, CA 92821
S   Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I   Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(C) NONE.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the Custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 29th day of December, 1997.

   CAPITAL INCOME BUILDER, INC.
   By    /s/ Paul G. Haaga, Jr.
         Paul G. Haaga, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29, 1997, by the following persons in the capacities indicated.

         SIGNATURE                                     TITLE



(1)      Principal Executive Officer:





           /s/ Jon B. Lovelace                         Chairman of the Board

             (Jon B. Lovelace)



(2)      Principal Financial Officer and

         Principal Accounting Officer:





          /s/ R. Marcia Gould                          Treasurer

             (R. Marica Gould)



(3)      Directors:



         H. Frederick Christie*                        Director





          /s/ Paul G. Haaga, Jr.                       President and Director

         (Paul G. Haaga, Jr.)

         Mary Myers Kauppila                           Director

         Jon B. Lovelace*                              Director

         Gail L. Neale*                                Director

         Robert J. O'Neill                             Director

         Donald E. Petersen*                           Director

         Stefanie Powers                               Director

         Frank Stanton*                                Director

         Charles Wolf, Jr.*                            Director


 *By  /s/ Vincent P. Corti
  (Vincent P. Corti, Attorney-in-Fact)

 Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

    /s/ Michael J. Downer
   (Michael J. Downer)